 EXHIBIT 99.1

LINKS TO PRIOR FILINGS

Verus Securitization Trust 2023-3, filed April 7, 2023.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465923000761/tm2233586d1_abs15g.htm

Verus Securitization Trust 2023-4, filed May 8, 2023.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465923028940/tm238032d1_abs15g.htm